Property and Equipment - Schedule of Property and Equipment (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Property and Equipment [Line Items]
Less: accumulated depreciation		$ (9,318)	$ (8,332)
Property and equipment, net	$ 11,999	$ 727	1,298
Office equipment and furniture [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, useful life		3 years
Property and equipment, gross		$ 10,045	$ 9,630